Statements of Stockholders' Equity - USD ($)	Total	Founders	Private Placement Founders	Underwriters	IPO	Common Stock	Common Stock Founders	Common Stock Private Placement Founders	Common Stock Underwriters	Common Stock IPO	Additional Paid-in Capital	Additional Paid-in Capital Founders	Additional Paid-in Capital Private Placement Founders	Additional Paid-in Capital Underwriters	Additional Paid-in Capital IPO	Retained Earnings (Accumulated Deficit)
Balance at Mar. 05, 2019	$ 0					$ 0					$ 0					$ 0
Net income (loss)	(18,056)
Balance at Jun. 30, 2019	$ 5,000,010
Balance, Shares at Jun. 30, 2019	5,284,176
Balance at Mar. 05, 2019	$ 0					0					0					0
Net income (loss)	188,170
Balance at Sep. 30, 2019	$ 5,000,006
Balance, Shares at Sep. 30, 2019	5,231,053
Balance at Mar. 05, 2019	$ 0					0					0					0
Sale of common stock		$ 25,000	$ 5,675,000	$ 1,200,000	$ 168,167,570		$ 431	$ 56	$ 12	$ 1,725		$ 24,569	$ 5,674,944	$ 1,199,988	$ 168,165,845
Sale of common stock, Shares							4,307,500	567,500	120,000	17,250,000
Issuance of insider shares for no consideration						$ 1					(1)
Issuance of insider shares for no consideration, Shares						5,000
Cancellation of insider shares						$ (1)					1
Cancellation of insider shares, Shares						(5,000)
Fair value of warrants	(116,264)										(116,264)
Shares subject to redemption	(170,246,420)					$ (1,702)					(170,244,718)
Shares subject to redemption, Shares						(17,024,642)
Net income (loss)	295,115															295,115
Balance at Dec. 31, 2019	$ 5,000,001					$ 522					4,704,364					295,115
Balance, Shares at Dec. 31, 2019	5,220,358					5,220,358
Balance at Jun. 30, 2019	$ 5,000,010
Balance, Shares at Jun. 30, 2019	5,284,176
Net income (loss)	$ 206,226
Balance at Sep. 30, 2019	$ 5,000,006
Balance, Shares at Sep. 30, 2019	5,231,053
Balance at Dec. 31, 2019	$ 5,000,001					$ 522					4,704,364					295,115
Balance, Shares at Dec. 31, 2019	5,220,358					5,220,358
Net income (loss)	$ 82,688
Balance at Mar. 31, 2020	$ 5,000,009
Balance, Shares at Mar. 31, 2020	5,212,090
Balance at Dec. 31, 2019	$ 5,000,001					$ 522					4,704,364					295,115
Balance, Shares at Dec. 31, 2019	5,220,358					5,220,358
Net income (loss)	$ (365,252)
Balance at Jun. 30, 2020	$ 5,000,009
Balance, Shares at Jun. 30, 2020	5,256,884
Balance at Dec. 31, 2019	$ 5,000,001					$ 522					4,704,364					295,115
Balance, Shares at Dec. 31, 2019	5,220,358					5,220,358
Net income (loss)	$ (933,836)
Balance at Sep. 30, 2020	$ 5,000,005
Balance, Shares at Sep. 30, 2020	5,313,742
Balance at Dec. 31, 2019	$ 5,000,001					$ 522					4,704,364					295,115
Balance, Shares at Dec. 31, 2019	5,220,358					5,220,358
Issuance of insider shares for no consideration, Shares	5,000
Shares subject to redemption	$ 9,986,190					$ 100					9,986,090
Shares subject to redemption, Shares						998,619
Shares redeemed	(5,857,340)					$ (58)					(5,857,282)
Shares redeemed (in share)						(579,881)
Net income (loss)	(4,128,841)															(4,128,841)
Balance at Dec. 31, 2020	$ 5,000,010					$ 564					$ 8,833,172					$ (3,833,726)
Balance, Shares at Dec. 31, 2020	5,639,096					5,639,096
Balance at Mar. 31, 2020	$ 5,000,009
Balance, Shares at Mar. 31, 2020	5,212,090
Net income (loss)	$ (447,940)
Balance at Jun. 30, 2020	$ 5,000,009
Balance, Shares at Jun. 30, 2020	5,256,884
Net income (loss)	$ (568,584)
Balance at Sep. 30, 2020	$ 5,000,005
Balance, Shares at Sep. 30, 2020	5,313,742